(ICON)

Prudential
National
Municipals
Fund, Inc.

ANNUAL
REPORT
Dec. 31, 1997

(LOGO)

Prudential National Municipals Fund, Inc.
Performance At A Glance.
Long-term interest rates declined (and bond prices rose) in the
U.S. as inflation remained mild in 1997.
Municipal bonds also
indirectly benefited when investors sought more dependable securities in the wake of an Asian economic crisis. Your
Prudential National Municipals Fund beat the
Lipper Average
by investing in higher yielding bonds and non-callable bonds that gained sharply as interest rates fell.

Cumulative Total Returns1                      As
of 12/31/97
                   One              Five
Ten            Since
                   Year             Years
Years         Inception2
Class A       9.80% (9.73%)    39.44% (39.26%)
N/A            83.23%  (83.01%)
Class B       9.35  (9.28)     36.76  (36.59)
109.77%  (109.51%)  342.44  (341.89)
Class C       9.08  (9.01)          N/A
N/A            25.92   (25.77)
Lipper Gen.
Muni Avg3     9.11             39.28
121.06                ***

Average Annual Total Returns1
As of 12/31/97
                   One              Five
Ten            Since
                   Year             Years
Years         Inception2
Class A       6.50% (6.44%)    6.23% (6.20%)
N/A           7.51%  (7.50%)
Class B       4.35  (4.28)     6.31  (6.28)
7.69%  (7.68%)    8.77
Class C       8.08  (8.01)         N/A
N/A           6.98   (6.94)


Taxable Equivalent Yield4
Dividends                Total Distributions
30-Day        At Tax Rates Of
& Yields                  Paid for 12 Mos.
SEC Yield      36%         39.6%
As of
12/31/97
             Class A           $0.92
4.22%        6.59%       6.99%
             Class B           $0.86
3.95         6.17        6.54
             Class C           $0.82
3.70         5.78        6.13

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper Analytical
Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a declining, six-year contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%
and 1% for Class B shares. Class C shares have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Fund's return would have been lower as indicated by the numbers in the () parentheses.
Class B
shares automatically convert to Class A shares on a quarterly basis, after approximately seven years.

2 Inception dates: Class A, 1/22/90; Class B,
4/25/80;
and Class C, 8/1/94.

3 Lipper General Muni Fund Average is based on the average of all funds in this category for one-, five- and 10-year periods.

4 Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

***Lipper Since Inceptions returns were: Class A,
82.75%;
Class B, 373.53; and Class C, 27.95% for all funds in each
Lipper share class.

How Investments Compared.
   (As of 12/31/97)
       (GRAPH)


Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several
Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This investment
provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Peter J. Allegrini, Fund Manager
(PICTURE)

Portfolio
Manager's Report

We invest in carefully selected, medium quality, long-term municipal bonds that offer a high level of current income exempt from federal income taxes. These bonds are varied among the states, maturities and types of activity they support. There can be no assurance that the Fund will achieve its investment objective.

Inflation Conquered?

Inflation inched up 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders who fear that mounting inflationary pressures will hurt the value of their bond's fixed interest and principal payments.

Strategy Session.
Economy On A Roll.

A robust U.S. economy expanded at its fastest pace in nine years in 1997, fueled by increased consumer spending and rising demand for U.S. exports. Not surprisingly, investors worried that such vigorous growth could push up inflation so they expected the Federal Reserve to raise the federal funds rate (what banks charge each other for overnight loans) to cool off the economy and prevent mounting inflationary pressures. On March 25, 1997, U.S. central bankers voted to raise the key short-term rate by a quarter percentage point to 5.50%.

Some investors thought a second interest rate increase was necessary so they continued to push bond yields higher in
 April until the Bond Buyer Revenue Bond Index, a popular gauge of municipal bond yields, stood at 6.14%, its highest level during the year. Then yields began to edge lower (and bond prices rose) as reports indicated there was no need for another federal funds rate increase since inflation remained in check. With this in mind, we stepped up our purchases of both non-callable and higher yielding municipal bonds.

In the fourth quarter, investors fleeing Asian economic turmoil sought the relative safety of U.S. Treasuries, and tax-exempt bond prices climbed in tandem with the federal government securities. Bonds also gained as investors realized the
Federal Reserve would be reluctant to raise short-term interest rates because that would attract even more money to Treasuries from chaotic Asian markets. By late
December,
the Bond Buyer Revenue Index tumbled to its lowest level of the year at 5.40% as the bond market rally headed into the new year.

    Portfolio Composition.
Sectors expressed as a percentage of
 total investments as of 12/31/97.
               (PIE)

What Went Well.
Surging Prices,
Ample Income.

We expected inflation in the U.S. to remain unusually subdued in 1997 as a strong dollar and competition among manufac-turers and retailers kept prices of goods in check.
Indeed inflation
as measured by the consumer price index inched up just 1.7% in 1997, the smallest increase in 11 years.
Investors welcomed
this news, which calmed fears that higher inflation would erode the value of a bond's fixed interest and principal payments.

Realizing that mild inflation would stoke investor appetite for bonds, we invested heavily in non-callable and higher yielding municipal bonds during the first half of the year.
We increased
non-callable bonds during the reporting period to 45% from 35%
of your Fund's total investments, while higher yielding bonds rated triple-B rose to 23% from 20%. Our timing was good because these bonds were scarce and became more expensive in the third quarter as the market rallied.
Demand increased
because non-callable bonds gain when interest rates fall since they can not be retired prior to maturity. In a similar vein, triple-B rated bonds were sought for their hefty interest payments. So your Fund generated strong returns because its bonds provided solid price appreciation along with ample interest income.

        Credit Quality.
  Expressed as a percentage of
total investments as of 12/31/97.
             (PIE)

And Not So Well.
Hard To Find.

While we increased the Fund's holdings of non-callable and triple-B rated tax-exempt bonds, we would have performed even better had we bought more aggressively during the first six months of the year when yields were higher.
Attractively
priced non-callable and lower investment grade municipal bonds were hard to find in the fourth quarter. Now that bond yields have fallen even further in the new year, bargain hunting will prove even more difficult.

Looking Ahead.
While the Asian crisis cast a shadow over the global economic scene, the cloud has a silver lining: An influx of cheaply priced Asian exports could help quell inflationary pressures in the U.S. Newspapers have already reported a broad slump in commodity prices stemming from Asia's economic difficulties. Should inflation remain subdued and U.S. economic growth slow, we believe the Federal Reserve could lower the federal funds rate in the second half of the year to rev up the economy. All of this bodes well for bonds, so we expect the rally to continue.

Top Five
Issuers.

3.3%   Tulsa Oklahoma
       Municipal Airport
       Revenue Bond
2.9%   Washington State Public
       Power Supply
2.8%   New York City Mun.
       Water Fin. Auth.
2.8%   Colorado Housing Finance
       Authority
2.5%   Metro Pier & Expo
       Authority

Expressed as a percentage of net assetsas of 12/31/97.

President's Letter
February 2, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--    Revised Capital Gains Tax Rates &
Exclusions. Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--    New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--    Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's
why I recommend you call your Prudential Financial
Professional and get a free investment plan checkup.
Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of December 31, 1997             PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--97.7%
--------------------------------------------------
--------------------------------------------------
--------------------------
Alaska--1.7%
Anchorage Alaska Elec. Utility Rev.,
   M.B.I.A.
Aaa               6.50%      12/01/12   $  3,400
(h) $  4,014,516
   M.B.I.A.
Aaa               6.50       12/01/13      2,500
(h)    2,956,775
   M.B.I.A.
Aaa               6.50       12/01/14      3,455
4,089,960

------------

11,061,251
--------------------------------------------------
--------------------------------------------------
--------------------------
Arizona--4.0%
Arizona St. Mun. Fin. Proj., Cert. of Part., Ser.
25,
   B.I.G.
Aaa               7.875       8/01/14      2,250
3,019,275
Maricopa Cnty. Sch. Dist., A.M.B.A.C.,
   No. 3 Tempe Elem.
Aaa              Zero         7/01/09      1,500
872,280
   No. 3 Tempe Elem.
Aaa              Zero         7/01/14      1,500
651,360
Maricopa Cnty. Unified Sch. Dist.,
   No. 80 Chandler, F.G.I.C.
Aaa              Zero         7/01/09      1,330
773,422
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/10      1,050
575,410
   No. 80 Chandler, M.B.I.A.
Aaa              Zero         7/01/11      1,200
618,516
   No. 80 Chandler, F.G.I.C.
Aaa               6.25        7/01/11      1,000
1,156,910
Phoenix St. & Hwy. User Rev., Ser. A, F.G.I.C.
Aaa              Zero         7/01/12      3,000
1,461,840
Pima Cnty. Ind. Dev. Auth. Rev., F.S.A.
Aaa               7.25        7/15/10      2,095
2,345,625
Pima Cnty. Unified Sch. Dist., Gen. Oblig.,
F.G.I.C.
   No. 1, Tuscan
Aaa               7.50        7/01/10      3,000
(f)    3,830,040
   No. 16, Catalina Foothills
Aaa              Zero         7/01/09      3,455
2,009,152
Tucson Gen. Oblig.,
   Ser. A
Aa3               7.375       7/01/11      1,000
1,259,410
   Ser. A
Aa3               7.375       7/01/12      1,100
1,392,138
   Ser. A
Aa3               7.375       7/01/13      4,500
5,722,425

------------

25,687,803
--------------------------------------------------
--------------------------------------------------
--------------------------
California--9.1%
Anaheim Pub. Fin. Auth. Lease Rev., F.S.A.,
   Sr. Pub. Impvts. Proj., Ser. A
Aaa               6.00        9/01/24      5,500
6,334,240
   Sub. Pub. Impvts. Proj., Ser. C
Aaa               6.00        9/01/16      6,690
7,565,253
Encinitas Union Cap. Sch. Dist., M.B.I.A.
Aaa              Zero         8/01/21      3,810
1,121,626
Kern California High Sch. Dist., Ser. A, M.B.I.A.
Aaa               6.30        2/01/10      2,490
2,891,487
Long Beach Aquarium of the Pacific Rev., Ser. A,
A.M.T.         BBB(d)            6.125
7/01/23      6,000        6,229,620
Long Beach Harbor Rev., F.G.I.C., A.M.T.
Aaa               6.00        5/15/18      4,000
(g)    4,419,320
Los Angeles Unified Sch. Dist., F.G.I.C.
Aaa               6.00        7/01/15      1,000
1,130,800

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of December 31, 1997                PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
California (cont.d.)
Orange Cnty. Local Transp. Auth. Rev., A.M.B.A.C.
Aaa               5.70%       2/15/11   $  4,000
$  4,404,720
San Jose Redev. Proj., Agcy. Tax Alloc., M.B.I.A.
Aaa               6.00        8/01/11      5,000
5,668,500
Santa Cruz Cnty. Pub. Fin. Auth. Rev.,
A-(d)             6.20        9/01/23      2,000
2,122,740
Santa Margarita/Dana Point Auth., M.B.I.A.,
   Impvt. Dists. 3-3A-484A
Aaa               7.25        8/01/10      2,450
3,078,327
   Impvt. Dists. 3-3A-484A, Ser. B
Aaa               7.25        8/01/09      2,000
2,498,360
   Impvt. Dists. 3-3A-484A, Ser. B
Aaa               7.25        8/01/14      2,000
2,547,820
So. California Pub. Pwr. Auth. Transmission Proj.
Rev.,
   Ser. A, M.B.I.A.
Aaa               5.00        7/01/22      4,000
3,884,480
So. Orange Cnty. Pub. Fin. Auth. Rev., Foothill
Area
   Proj., F.G.I.C.
Aaa               6.50        8/15/10      2,000
2,371,240
West Contra Costa Sch. Dist., Cert. of Part.
Baa3              7.125       1/01/24      1,600
1,749,184

------------

58,017,717
--------------------------------------------------
--------------------------------------------------
--------------------------
Colorado--4.8%
Arapahoe Cnty. Cap. Impvt. Trust Fund,
   Pub. Hwy. Rev., Ser. E-470
Aaa               7.00        8/31/26      3,000
3,583,080
Colorado Hsg. Fin. Auth.,
   Singl. Fam. Proj., A.M.T.
Aa2               8.00        6/01/25      4,100
4,599,216
   Singl. Fam. Proj., Ser. A-2, A.M.T.
Aa2               7.25        5/01/27      2,000
2,255,000
   Singl. Fam. Proj., Ser. B-1, A.M.T.
Aa2               7.90       12/01/25      2,540
2,859,938
   Singl. Fam. Proj., Ser. C-1, M.B.I.A., A.M.T.
Aaa               7.65       12/01/25      5,290
5,996,903
   Singl. Fam. Proj., Ser. C-2, A.M.T.
Aa2               6.875      11/01/28      2,000
2,213,140
Colorado Springs Arpt. Rev., Ser. A., A.M.T.
BBB+(d)           7.00        1/01/22      7,960
8,718,031

------------

30,225,308
--------------------------------------------------
--------------------------------------------------
--------------------------
Connecticut--2.7%
Connecticut St. Hlth. & Edu. Facs. Auth. Rev.,
   Hosp. for Special Care
Baa2              5.50        7/01/27      2,500
2,478,375
   St. Mary's Hosp. Issue, Ser. E
A3                5.50        7/01/20      5,650
5,707,573
   St. Mary's Hosp. Issue, Ser. E
A3                5.875       7/01/22      1,750
1,810,358
   Univ. of Hartford
Ba2               6.75        7/01/12      5,475
5,852,994
Connecticut St. Spec. Tax Oblig. Rev., Trans.
   Infrastructure, Ser. A
A1                7.125       6/01/10      1,000
1,220,800

------------

17,070,100

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of December 31, 1997              PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Florida--2.7%
Broward Cnty. Res. Rec. Rev., Broward Co. L.P.
South Proj.      A                 7.95%
12/01/08   $  8,300     $  9,048,411
Florida St. Brd. of Ed.,
   Admin. Cap. Outlay,
Aa2               9.125       6/01/14      1,260
1,819,289
   Admin. Cap. Outlay, E.T.M.
Aaa               9.125       6/01/14        195
277,278
Hillsborough Cnty. Ind. Dev. Auth. Poll. Ctrl.
Rev., Tampa
   Elec. Proj., Ser. 92 Ser. 9
Aa3               8.00        5/01/22      5,000
5,813,900

------------

16,958,878
--------------------------------------------------
--------------------------------------------------
--------------------------
Georgia--4.1%
Atlanta Urban Res. Fin. Auth., Clark Atlanta Univ.
Dorm.
   Fac. Rev.
NR                9.25        6/01/10      5,160
(b)    5,821,099
Burke Cnty. Dev. Auth., M.B.I.A.,
   Georgia Pwr. Plant Co., Vogtle Proj., Ser. 7
Aaa               6.625      10/01/24        500
528,635
   Oglethorpe Pwr. Corp.
Aaa               8.00        1/01/22      5,000
5,965,700
Forsyth Cnty. Sch. Dist. Dev. Rev., Ser. A
Aa3               6.75        7/01/16        500
607,550
Fulton Cnty. Sch. Dist. Rev., Lindbrook Square
Fndtn.           AA                6.375
5/01/17        750          881,955
Georgia Mun. Elec. Auth. Pwr. Rev. Ref.,
   Ser. B
A                 6.25        1/01/17        475
534,751
   Ser. B, M.B.I.A.
Aaa               6.375       1/01/16      5,000
5,859,550
   Ser. Z, M.B.I.A.
Aaa               5.50        1/01/20      5,000
5,359,100
Green Cnty. Dev. Auth. Indl. Park Rev.
NR                6.875       2/01/04        525
568,055

------------

26,126,395
--------------------------------------------------
--------------------------------------------------
--------------------------
Hawaii--1.4%
Hawaii St. Arpt. Sys. Rev.,
   2nd Ser. 90, F.G.I.C., A.M.T.
Aaa               7.50        7/01/20        500
543,420
   2nd Ser., A.M.T.
A                 7.00        7/01/18        365
397,638
Hawaii St. Dept. Budget & Fin.,
   Hawaiian Elec. Co., Ser. A, M.B.I.A., A.M.T.
Aaa               5.65       10/01/27      5,000
5,182,150
   Hawaiian Elec. Co., Ser. C, M.B.I.A., A.M.T.
Aaa               7.375      12/01/20        500
546,920
   Kapiolani Hlth. Care Sys.
A                 6.30        7/01/08        500
541,560
   Kapiolani Hosp.
A                 6.00        7/01/11        250
267,070
Hawaii St. Gen. Oblig., Ser. CJ
Aaa               6.25        1/01/15        650
(b)      724,256
Hawaii St. Harbor Cap. Impvt. Rev.,
   F.G.I.C., A.M.T.
Aaa               6.25        7/01/10        250
274,005
   F.G.I.C., A.M.T.
Aaa               6.25        7/01/15        500
545,075

------------

9,022,094

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as
of December 31, 1997           PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Illinois--4.7%
Cook and Du Page Cntys. Cap. Apprec., High Sch.
Dist. No.
   210, F.S.A.
Aaa              Zero        12/01/11    $ 3,035
$  1,512,007
Illinois Dev. Fin. Auth. Rev., Cmnty. Rehab.
Providers-A        BBB(d)           6.00%
7/01/15      2,000        2,101,840
Illinois Hlth. Facs. Auth. Rev., M.B.I.A.,
   Loyola Univ. Hlth. Sys., Ser. A
Aaa               6.00        7/01/13      1,500
1,670,790
   Loyola Univ. Hlth. Sys., Ser. A
Aaa               6.00        7/01/14      3,500
3,894,310
Kane & De Kalb Cntys. Cmnty. United Sch. Dist.,
No. 301,
   A.M.B.A.C.
Aaa              Zero        12/01/10      3,055
1,620,403
Metropolitan Pier & Expo. Auth Hosp. Fac. Rev.,
McCormick
   Place Convention
BBB-(d)           7.00        7/01/26     12,910
15,831,920
Regional Transp. Auth. Rev., F.G.I.C.
Aaa               6.00        6/01/15      2,750
3,091,165

------------

29,722,435
--------------------------------------------------
--------------------------------------------------
--------------------------
Kentucky--2.0%
Henderson Cnty. Solid Waste Disp. Rev., Macmillan
Bloedel
   Proj., A.M.T.
Baa2              7.00        3/01/25      6,000
6,672,120
Jefferson Cnty. Poll. Ctrl. Rev., Louisville Gas &
Elec.,
   Ser. A, A.M.T.
Aa2               7.75        2/01/19      5,700
5,832,240

------------

12,504,360
--------------------------------------------------
--------------------------------------------------
--------------------------
Louisiana--4.8%
New Orleans, Gen. Oblig., Cap. Apprec., A.M.B.A.C.
Aaa              Zero         9/01/09     13,500
7,833,645
Orleans Parish Sch. Brd., E.T.M., M.B.I.A.
Aaa               8.90        2/01/07      5,780
7,664,338
St. Charles Parish, Environ. Impt. Rev., Louisiana
Pwr. &
   Lt. Co., Ser. A, A.M.T.
Baa2              6.875       7/01/24      5,000
5,500,900
St. Charles Parish, Lousiana Poll. Ctrl. Rev.,
   Lousiana Pwr. & Lt. Co.
Baa3              8.25        6/01/14      4,000
4,309,160
   Lousiana Pwr. & Lt. Co., Ser. 1989
Baa3              8.00       12/01/14      5,000
5,445,000

------------

30,753,043
--------------------------------------------------
--------------------------------------------------
--------------------------
Maryland--0.6%
Northeast Waste Disp. Auth., Baltimore City Sludge
Proj.        NR                7.25        7/01/07
3,629        4,003,368
--------------------------------------------------
--------------------------------------------------
--------------------------
Massachusetts--2.1%
Mass. St. Wtr. Res. Auth. Rev.,
   Ser. B, M.B.I.A.
Aaa               6.25       12/01/11      6,720
7,774,838
   Ser. B, M.B.I.A.
Aaa               6.25       12/01/12      5,000
5,783,150

------------

13,557,988

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as
of December 31, 1997            PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Michigan--1.2%
Michigan St. Hsg. Dev. Auth. Rev.,
   Rental Hsg. Rev., Ser. B
AA-(d)            7.55%       4/01/23   $  1,000
$  1,072,870
   Sngl. Fam. Mtge., Ser. A
AA+(d)            7.50        6/01/15      5,185
5,437,250
Okemos Pub. Sch. Dist., M.B.I.A.,
   Cnty. of Ingham
Aaa              Zero         5/01/12      1,100
544,247
   Cnty. of Ingham
Aaa              Zero         5/01/13      1,000
467,560

------------

7,521,927
--------------------------------------------------
--------------------------------------------------
--------------------------
Minnesota--0.7%
Anoka Hennepin Indpt. Sch. Dist., No. 11, Ser. C,
F.S.A.        Aaa              Zero
2/01/12      1,575          788,886
Minneapolis St. Paul Hsg. Fin. Brd. Rev., Sngl.
Fam.
   Mtge., G.N.M.A., A.M.T.
AAA(d)            7.30        8/01/31        830
877,974
Minneapolis St. Paul Met. Arpts. Comm., Ser. 7,
A.M.T.          Aaa               7.80
1/01/14      1,000        1,057,230
St. Paul Science Museum, Cert. of Part., E.T.M.
AAA(d)            7.50       12/15/01        769
832,316
Univ. of Minnesota, Ser. A, E.T.M.
Aa3               6.00        2/01/11      1,000
1,041,600

------------

4,598,006
--------------------------------------------------
--------------------------------------------------
--------------------------
Mississippi--0.4%
Mississippi Hosp. Equip. & Facs, Auth. Rev.,
   Rush Med. Fndtn. Proj., Ser. B
Baa3              6.00        1/01/16      1,480
1,540,473
   Rush Med. Fndtn. Proj., Ser. B
Baa3              6.00        1/01/22      1,000
1,036,680

------------

2,577,153
--------------------------------------------------
--------------------------------------------------
--------------------------
Missouri--1.4%
Missouri St. Hsg. Dev. Comn. Mtge Rev., Single
Family
   Homeowner Loan, Ser. A, G.N.M.A., A.M.T.
AAA(d)            7.20        9/01/26      4,920
5,547,202
Sikeston Missouri Elec. Rev., M.B.I.A.
Aaa               6.00        6/01/16      3,175
3,574,637

------------

9,121,839
--------------------------------------------------
--------------------------------------------------
--------------------------
Nevada--2.3%
Clark Cnty. Indl. Dev. Rev., Southwest Gas Corp.,
Ser. A,
   A.M.T.
Baa2              6.50       12/01/33     10,000
10,716,100
Nevada Hsg. Div. Multi Unit Hsg., Arville Et
Cetera Proj.,
   F.N.M.A., A.M.T.
AAA(d)            6.60       10/01/23      3,475
3,706,539

------------

14,422,639

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as
of December 31, 1997           PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
New Hampshire--0.3%
New Hampshire Higher Ed. & Hlth. Facs. Auth. Rev.,
   New Hampshire College
BBB-(d)           6.30%       1/01/16   $    500
$    531,415
   New Hampshire College
BBB-(d)           6.375       1/01/27      1,000
1,062,170

------------

1,593,585
--------------------------------------------------
--------------------------------------------------
--------------------------
New Jersey--2.4%
New Jersey St. Hsg. & Mtge. Fin. Agcy., Ser. D,
M.B.I.A.,
   A.M.T.
Aaa               7.70       10/01/29      2,090
2,193,434
New Jersey St. Tpke. Auth. Rev., Ser. C, M.B.I.A.
Aaa               6.50        1/01/16     11,000
13,052,490

------------

15,245,924
--------------------------------------------------
--------------------------------------------------
--------------------------
New Mexico--0.8%
New Mexico Mtge. Fin. Auth., Singl. Fam. Mtge.,
A.M.T.          AAA(d)            6.30
7/01/28      5,000        5,302,550
--------------------------------------------------
--------------------------------------------------
--------------------------
New York--14.2%
Greece Central Sch. Dist.
   F.G.I.C.
Aaa               6.00        6/15/16        950
1,074,716
   F.G.I.C.
Aaa               6.00        6/15/17        950
1,077,509
   F.G.I.C.
Aaa               6.00        6/15/18        950
1,078,697
Metropolitan Trans. Auth., Trans. Facs. Rev., Ser.
A,
   F.S.A.
Aaa               6.00        7/01/16      2,500
2,735,275
New York City Ind. Dev. Agcy.,
   Brooklyn Navy Yard Cogen Partners, A.M.T.
Baa3              5.65       10/01/28      7,000
7,073,570
   Brooklyn Navy Yard Cogen Partners, A.M.T.
Baa3              5.75       10/01/36      5,000
5,060,850
   Spec. Fac. Rev., Terminal One Group Assoc.
Proj.,
      A.M.T.
A                 6.00        1/01/19      2,500
2,621,200
New York City Mun. Wtr. Fin. Auth.
   F.G.I.C.
Aaa               6.75        6/15/16      6,000
(b)    6,566,580
   F.G.I.C.
Aaa               6.75        6/15/16     10,565
11,468,202
New York City, Gen. Oblig.,
   Ser. A
Baa1              7.75        8/15/04      1,555
(b)    1,762,033
   Ser. A
Baa1              7.75        8/15/04        445
495,645
   Ser. B
Baa1              8.25        6/01/06      1,500
1,847,985
   Ser. B
Baa1              7.25        8/15/07      3,500
4,133,605
   Ser. D
Baa1              8.00        8/01/03      2,020
2,277,146
   Ser. D
Aaa               8.00        8/01/04      1,005
(b)    1,148,454
   Ser. D
Baa1              8.00        8/01/04        165
186,004
   Ser. D
Aaa               7.65        2/01/07      4,605
(b)    5,269,041
   Ser. D
Baa1              7.65        2/01/07        395
443,498

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as
of December 31, 1997            PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
New York (cont'd.)
   Ser. F
BBB+(d)           8.25%      11/15/02   $    800
(b) $    926,704
   Ser. F
Baa1              8.25       11/15/02      4,200
(b)    4,809,084
New York St. Local Gov't. Assist. Corp., Ser. E
A3                6.00        4/01/14     10,000
11,245,800
New York St. Urban Dev. Corp. Rev. Ref., F.S.A.,
   Correctional Facs.
Aaa               6.50        1/01/09      3,000
3,513,240
   Correctional Facs., Ser. A
Aaa               5.50        1/01/14      3,000
3,215,280
Triborough Bridge & Tunl. Auth., Ser. X, M.B.I.A.
Aaa               6.625       1/01/12      8,500
10,125,965

------------

90,156,083
--------------------------------------------------
--------------------------------------------------
--------------------------
North Carolina--0.5%
North Carolina Eastern Mun. Pwr. Agcy., Pwr. Sys.
Rev.,
   M.B.I.A.
Aaa               5.375       1/01/24      3,000
3,043,770
--------------------------------------------------
--------------------------------------------------
--------------------------
North Dakota--1.7%
Mercer Cnty., Antelope Valley Station, A.M.B.A.C
Aaa               7.20        6/30/13      9,000
10,986,210
--------------------------------------------------
--------------------------------------------------
--------------------------
Ohio--2.4%
Ohio St. Wtr. Dev. Auth. Poll. Ctrl. Facs. Rev.,
Buckeye
   Pwr. Inc. Proj., A.M.B.A.C.
Aaa               7.80       11/01/14     12,585
15,049,269
--------------------------------------------------
--------------------------------------------------
--------------------------
Oklahoma--5.1%
McGee Creek Auth. Wtr. Rev., M.B.I.A.
Aaa               6.00        1/01/23      7,000
7,981,750
Oklahoma St. Inds. Auth. Rev., Deaconess Hlth.
Care, Ser.
   A
Baa2              5.75       10/01/17      3,770
3,821,083
Tulsa Mun. Arpt. Trust Rev., American Airlines,
Inc.,
   A.M.T.
Baa2              7.375      12/01/20     19,000
20,733,750

------------

32,536,583
--------------------------------------------------
--------------------------------------------------
--------------------------
Pennsylvania--1.0%
Delaware Cnty. Ind. Dev. Auth. Rev., Res. Rec.
Fac., Ser.
   A
Baa1              6.20        7/01/19      3,000
3,209,940
Philadelphia Wtr. & Waste Auth. Rev., M.B.I.A.
Aaa               6.25        8/01/11      2,500
2,866,675

------------

6,076,615
--------------------------------------------------
--------------------------------------------------
--------------------------
Puerto Rico--5.6%
Puerto Rico Comnwlth., Gen. Oblig. M.B.I.A.
Baa1              6.50        7/01/13      3,000
3,509,850
Puerto Rico Comnwlth., Hwy. & Trans. Auth., Hwy.
Rev.,
   Ser. V
Baa1              6.625       7/01/12      4,000
4,402,200
   Ser. W
Baa1              5.50        7/01/15      2,500
2,626,725
   Ser. Z, F.S.A.
Aaa               6.00        7/01/18      5,000
5,667,900

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as
of December 31, 1997           PRUDENTIAL NATIONAL
MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Puerto Rico (cont'd.)
Puerto Rico Elec. Pwr. Auth. Rev., Ser. O
Baa1              5.00%       7/01/12   $    600
$    598,164
Puerto Rico Hwy. & Trans. Auth. Rev., Ser. V
Baa1              6.375       7/01/08        500
540,335
Puerto Rico Ind., Tourist Ed. Med. & Env. Ctrl.
Facs.,
   Doctor Pila Hosp. Proj., F.H.A.
AAA(d)            6.125       8/01/25        500
547,240
   Hosp. Auxilio Mutuo Oblig. Grp. Proj., M.B.I.A.
Aaa               6.25        7/01/16        500
551,735
Puerto Rico Mun. Fin. Agcy., Ser. A, F.S.A.
Aaa               6.00        7/01/14        250
270,575
Puerto Rico Public Bldgs. Auth. Rev., Ser. L,
F.S.A.            Aaa               5.75
7/01/10      5,065        5,624,277
Puerto Rico Tel. Auth. Rev.,
   Ser. I, M.B.I.A.
Aaa               6.424(c)    1/25/07      4,100
4,499,750
   Ser. I, M.B.I.A.
Aaa               6.915(c)    1/16/15      6,150
6,457,500

------------

35,296,251
--------------------------------------------------
--------------------------------------------------
--------------------------
South Carolina--1.6%
Charleston Wtrwks. & Swr. Rev., E.T.M.
Aaa              10.375       1/01/10      7,415
10,358,458
--------------------------------------------------
--------------------------------------------------
--------------------------
Tennessee--1.8%
Bristol Hlth. & Edl. Fac. Rev., Bristol Memorial
Hosp.,
   F.G.I.C.
Aaa               6.75        9/01/10      5,000
6,017,550
McMinn Cnty. Ind. Dev. Brd. Solid Waste Rev.,
Calhoun
   Nwsprnt. Recycling Fac., A.M.T.
Baa1              7.40       12/01/22      5,000
5,599,000

------------

11,616,550
--------------------------------------------------
--------------------------------------------------
--------------------------
Texas--4.6%
Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Baptist
Hlth.
   Sys., Ser. A, M.B.I.A.
Aaa               6.00       11/15/14      5,695
6,401,180
Dallas Ft. Worth, Regl. Arpt. Rev., F.G.I.C.,
   Ser. A
Aaa               7.375      11/01/08      3,500
4,115,930
   Ser. A
Aaa               7.375      11/01/09      3,500
4,093,215
Keller Independent Sch. Dist. Rev.
Aaa               6.00        8/15/23      3,970
4,508,451
New Braunfels Indpt. Sch. Dist.,
   Cap. Apprec.
Aaa              Zero         2/01/10      2,335
1,297,840
   Cap. Apprec.
Aaa              Zero         2/01/11      2,365
1,236,280
Port Corpus Christi Auth. Rev.,
A2                7.50        8/01/12      2,000
2,203,260
San Antonio Elec. & Gas Rev., Ser. B, F.G.I.C.
Aaa              Zero         2/01/09      5,000
2,949,250
Univ. Texas Univ. Rev., Fen. Sys., Ser. B
Aa1               6.75        8/15/13      2,035
2,235,346

------------

29,040,752

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as
of December 31, 1997               PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
U. S. Virgin Islands--0.1%
Virgin Islands Pub. Fin. Auth. Rev.,
   Gov't. Dev. Proj., Ser. B, A.M.T.
BBB-(d)          7.375%      10/01/10    $   300
$    337,116
   Matching Loan Notes, Ser. A
NR               7.25        10/01/18        250
280,500

------------

617,616
--------------------------------------------------
--------------------------------------------------
--------------------------
Washington--4.5%
Chelan Cnty. Pub. Util., Dist. No. 1, Columbia
River Rock
   Hydro Elec. Sys. Rev., Ser. A, M.B.I.A.
Aaa              Zero         6/01/15     15,000
6,113,850
Pierce Cnty. Washington Sch. Dist. No. 1, F.G.I.C.
Aaa               6.00       12/01/10      1,000
1,133,070
Washington St. Pub. Pwr. Supply Sys. Rev.,
   Nuclear Proj. No. 1, Ser. A, F.S.A.
Aaa               7.00        7/01/08      4,000
4,764,760
   Nuclear Proj. No. 1, Ser. B, F.S.A.
Aaa               7.25        7/01/09      5,000
6,080,450
   Nuclear Proj. No. 2, F.S.A.
Aaa               5.40        7/01/12      5,400
5,604,552
   Nuclear Proj. No. 3, Ser. B, F.G.I.C.
Aaa              Zero         7/01/06      3,000
2,019,600
Washington St. Rev., Ser. R-97A
Aa1              Zero         7/01/16      8,000
3,034,080

------------

28,750,362
--------------------------------------------------
--------------------------------------------------
--------------------------
Wisconsin--0.4%
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership
Rev.,
   A.M.T.
Aa                6.20        3/01/27      2,100
2,205,126

------------
Total long-term investments (cost $569,621,190)
620,828,008

------------
SHORT-TERM INVESTMENTS--1.5%
--------------------------------------------------
--------------------------------------------------
--------------------------
North Carolina--0.7%
North Carolina Med. Care Comm. Hlth. Care Fac.
Rev., Ser.
   97, F.R.D.D.
VMIG1             5.00        1/02/98      2,500
2,500,000
North Carolina Med. Care Comm. Hosp. Rev., Ser.
96A,
   F.R.D.D.
VMIG1             5.00        1/02/98      1,900
1,900,000

------------

4,400,000
--------------------------------------------------
--------------------------------------------------
--------------------------
Texas--0.4%
Southwest Higher Ed. Auth. Inc. Rev., Ser. 85,
F.R.D.D.         VMIG1             5.00
1/02/98        600          600,000
Trinity River Auth. Poll. Coll. Util., Texas Elec.
Util.
   Co., Ser. 96A F.R.D.D.
VMIG1             5.10        1/02/98      2,000
2,000,000

------------

2,600,000

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as
of December 31, 1997             PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Moody's                               Principal

Rating      Interest     Maturity     Amount
Value
Description(a)
(Unaudited)      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Virginia--0.4%
Campbell Cnty. Ind. Dev. Auth. Rev., Ser. 90A,
F.R.D.D.         Aa2               5.30%
1/02/98   $  2,900     $  2,900,000

------------
Total short-term investments (cost $9,900,000)
9,900,000

------------
Total Investments--99.2%
   (cost $579,521,190)
630,728,008
Other assets in excess of liabilities--0.8%
4,803,231

------------
Net Assets--100%
$635,531,239

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance
Corporation
    A.M.T.--Alternative Minimum Tax
    B.I.G.--Bond Investors Guaranty Insurance
Company
    E.T.M.--Escrowed to Maturity
    F.G.I.C.--Financial Guaranty Insurance Company
    F.H.A.--Federal Housing Authority
    F.N.M.A.--Federal National Mortgage
Association
    F.R.D.D.--Floating Rate Daily Demand Note(e)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage
Association
    M.B.I.A.--Municipal Bond Insurance Association
(b) Prerefunded issues are secured by escrowed
cash and direct U.S. guaranteed
obligations.
(c) Inverse floating rate bond. The coupon is
inversely indexed to a floating
interest rate. The rate shown is the rate at year-
end.
(d) Standard and Poor's Rating.
(e) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par or the next
date on which the rate of
    interest is adjusted.
(f) Pledged as initial margin on financial futures
contracts.
(g) Represents when-issued or extended settlement
security.
(h) Pledged as collateral for when-issued or
extended settlement security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

Statement of Assets and Liabilities    PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Assets
December 31, 1997
Investments, at value (cost
$579,521,190).....................................
 ..........................      $   630,728,008
Cash..............................................
 ..................................................
 ....              116,854
Interest
receivable........................................
 .............................................
10,666,603
Receivable for investments
sold..............................................
 ...........................              321,781
Receivable for Fund shares
sold..............................................
 ...........................              164,434
Prepaid expenses and other
assets............................................
 ...........................               16,268

-----------------
   Total
assets............................................
 .............................................
642,013,948

-----------------
Liabilities
Payable for investments
purchased.........................................
 ..............................
4,339,707
Payable for Fund shares
reacquired........................................
 ..............................
914,698
Dividends
payable...........................................
 ............................................
655,765
Management fee
payable...........................................
 .......................................
242,634
Accrued
expenses..........................................
 ..............................................
214,733
Distribution fee
payable...........................................
 .....................................
102,672
Due to broker - variation
margin............................................
 ............................               12,500

-----------------
   Total
liabilities.......................................
 .............................................
6,482,709

-----------------
Net
Assets............................................
 ..................................................
$   635,531,239

-----------------

-----------------
Net assets were comprised of:
   Common stock, at
par...............................................
 ..................................      $
393,965
   Paid-in capital in excess of
par...............................................
 ......................          583,000,111

-----------------

583,394,076
   Accumulated net realized gain on
investments.......................................
 ..................            1,042,845
   Net unrealized appreciation on
investments.......................................
 ....................           51,094,318

-----------------
Net assets, December 31,
1997..............................................
 .............................      $   635,531,239

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($493,177,888 / 30,588,012 shares of common
stock issued and
outstanding).........................
$16.12
   Maximum sales charge (3% of offering
price)............................................
 ..............                  .50

-----------------
   Maximum offering price to
public............................................
 .........................               $16.62

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($141,527,978 / 8,757,460 shares of common
stock issued and
outstanding)..........................
$16.16

-----------------
Class C:
   Net asset value, offering price and redemption
price per share
      ($825,373 / 51,073 shares of common stock
issued and
outstanding).................................
$16.16

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Operations
--------------------------------------------------
----------

Year Ended
Net Investment Income
December 31, 1997
Income
   Interest..............................
$37,659,685
                                            ------
-----------
Expenses
   Management fee........................
3,085,389
   Distribution fee--Class A.............
491,279
   Distribution fee--Class B.............
759,692
   Distribution fee--Class C.............
5,686
   Transfer agent's fees and expense.....
544,000
   Custodian's fees and expenses.........
123,000
   Reports to shareholders...............
128,000
   Legal fees and expenses...............
73,000
   Registration fees.....................
50,000
   Audit fees and expenses...............
39,000
   Directors' fees and expenses..........
28,000
   Insurance expense.....................
11,700
   Miscellaneous.........................
2,119
                                            ------
-----------
      Total expenses.....................
5,340,865
   Less: Management fee waiver...........
(215,979)
      Custodian fee credit...............
(14,132)
                                            ------
-----------
      Net expenses.......................
5,110,754
                                            ------
-----------
Net investment income....................
32,548,931
                                            ------
-----------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions...............
9,597,743
   Financial futures contracts...........
(1,286,578)
   Written options.......................
18,260
                                            ------
-----------

8,329,425
                                            ------
-----------
Net change in unrealized appreciation
   (depreciation) of:
   Investments...........................
19,425,487
   Futures...............................
(112,500)
                                            ------
-----------

19,312,987
                                            ------
-----------
Net gain on investment transactions......
27,642,412
                                            ------
-----------
Net Increase in Net Assets
Resulting from Operations................
$60,191,343
                                            ------
-----------
                                            ------
-----------

PRUDENTIAL NATIONAL MUNICIPALS FUND, INC.
Statement of Changes in Net Assets
--------------------------------------------------
----------

Increase (Decrease)                  Year Ended
December 31,
in Net Assets                         1997
1996
Operations
   Net investment income........  $  32,548,931
$  36,516,570
   Net realized gain on
      investment transactions...      8,329,425
6,573,149
   Net change in unrealized
      appreciation of
      investments...............     19,312,987
(26,789,525)
                                  -------------
-------------
   Net increase in net assets
      resulting from
      operations................     60,191,343
16,300,194
                                  -------------
-------------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................    (25,293,360)
(26,993,477)
      Class B...................     (7,221,480)
(9,491,599)
      Class C...................        (34,091)
(31,494)
                                  -------------
-------------
                                    (32,548,931)
(36,516,570)
                                  -------------
-------------
   Distributions in excess of
      net investment income
      Class A...................       (152,363)
(129,414)
      Class B...................        (43,542)
(43,154)
      Class C...................           (256)
(196)
                                  -------------
-------------
                                       (196,161)
(172,764)
                                  -------------
-------------
   Distributions paid from
      capital gains
      Class A...................     (3,169,156)
--
      Class B...................       (905,674)
--
      Class C...................         (5,317)
--
                                  -------------
-------------
                                     (4,080,147)
--
                                  -------------
-------------
Fund share transactions (net of
   share conversions) (Note 5 &
   6):
   Net proceeds from shares
      sold......................    143,282,681
132,494,761
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............     22,849,312
22,304,782
   Cost of shares reacquired....   (225,662,512)
(224,127,599)
                                  -------------
-------------
   Net decrease in net assets
      from Fund share
      transactions..............    (59,530,519)
(69,328,056)
                                  -------------
-------------
Total decrease..................    (36,164,415)
(89,717,196)
Net Assets
Beginning of year...............    671,695,654
761,412,850
                                  -------------
-------------
End of year.....................  $ 635,531,239
$ 671,695,654
                                  -------------
-------------
                                  -------------
-------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Notes to Financial Statements          PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------
Prudential National Municipals Fund, Inc. (the
'Fund') is registered under the
Investment Company Act of 1940 as a diversified,
open-end management investment
company. The investment objective of the Fund is
to seek a high level of current
income exempt from federal income taxes by
investing substantially all of its
total assets in carefully selected long-term
municipal bonds of medium quality.
The ability of the issuers of debt securities held
by the Fund to meet their
obligations may be affected by economic or
political developments in a specific
state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Securities Valuations: The Fund values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Board of Directors.
Short-term securities which mature in more than 60
days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
Options: The Fund may either purchase or write
options in order to hedge against
adverse market movements or fluctuations in value
caused by changes in
prevailing interest rates with respect to
securities which the Fund currently
owns or intends to purchase. The Fund's principal
reason for writing options is
to realize, through receipt of premiums, a greater
current return than would be
realized on the underlying security alone. When
the Fund purchases an option, it
pays a premium and an amount equal to that premium
is recorded as an investment.
When the Fund writes an option, it receives a
premium and an amount equal to
that premium is recorded as a liability. The
investment or liability is adjusted
daily to reflect the current market value of the
option. If an option expires
unexercised, the Fund realizes a gain or loss to
the extent of the premium
received or paid. If an option is exercised, the
premium received or paid is an
adjustment to the proceeds from the sale or the
cost of the purchase in
determining whether the Fund has realized a gain
or loss. The difference between
the premium and the amount received or paid on
effecting a closing purchase or
sale transaction is also treated as a realized
gain or loss. Gain or loss on
purchased options is included in net realized gain
(loss) on investment
transactions. Gain or loss on written options is
presented separately as net
realized gain (loss) on written option
transactions.
The Fund, as writer of an option, may have no
control over whether the
underlying securities may be sold (called) or
purchased (put). As a result, the
Fund bears the market risk of an unfavorable
change in the price of the security
underlying the written option. The Fund, as
purchaser of an option, bears the
risk of the potential inability of the
counterparties to meet the terms of their
contracts.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Fund is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Fund each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain(loss) on financial futures
contracts.
The Fund invests in financial futures contracts in
order to hedge its existing
portfolio securities, or securities the Fund
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Fund may not
achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of portfolio
securities are calculated on an identified cost
basis. Interest income is
recorded on an accrual basis. The Fund amortizes
premiums and accretes original
issue discount on portfolio securities as
adjustments to interest income.
Expenses are recorded on the accrual basis which
may require the use of certain
estimates by management.
Net investment income (other than distribution
fees) and unrealized and realized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
--------------------------------------------------
------------------------------
                                       15

Notes to Financial Statements          PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure and Financial Statement
Presentation of Income,
Capital Gain and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and decrease accumulated realized gain on
investment by $196,161. The
current year effect of applying the Statement of
Position was due to the sale of
securities purchased with market discount. Net
investment income, net realized
gains and net assets were not affected by this
change.
Federal Income Taxes: It is the intent of the Fund
to continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its net income
to its shareholders. For this
reason, no federal income tax provision is
required.
Dividends and Distributions: Dividends from net
investment income are declared
daily and paid monthly. The Fund will distribute
at least annually any net
capital gains. Dividends and distributions are
recorded on the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
Custody Fee Credits: The Fund has an arrangement
with its custodian bank,
whereby uninvested monies earn credits which
reduce the fees charged by the
custodian.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, the compensation of
officers of the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly at an annual
rate of .50% of the Fund's average daily net
assets up to and including $250
million, .475% of the next $250 million, .45% of
the next $500 million, .425% of
the next $250 million, .40% of the next $250
million and .375% of the Fund's
average daily net assets in excess of $1.5
billion. Prior to September 1, 1997,
PIFM had agreed to waive a portion (.05 of 1% of
the Fund's average daily net
assets) of its management fee which amounted to
$215,979 ($.005 per share for
Class A, B and C shares). The Fund is not required
to reimburse PIFM for such
waiver. Effective September 1, 1997, PIFM
eliminated its management fee waiver.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI'), which acts as the distributor of the
Class A, Class B and Class C
shares of the Fund. The Fund compensates PSI for
distributing and servicing the
Fund's Class A, Class B and Class C shares,
pursuant to plans of distribution
(the 'Class A, B and C Plans'), regardless of
expenses actually incurred by
them. The distribution fees are accrued daily and
payable monthly.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI with respect to
Class A, B and C shares, for distribution-related
activities at an annual rate
of up to .30 of 1%, .50 of 1% and 1%, of the
average daily net assets of the
Class A, B and C shares, respectively. Such
expenses under the Plans were .10 of
1%, .50 of 1% and .75 of 1% of the average daily
net assets of the Class A, B
and C shares, respectively, for the year ended
December 31, 1997.
PSI has advised the Fund that it received
approximately $52,100 in front-end
sales charges resulting from sales of Class A
shares during the year ended
December 31, 1997. From these fees, PSI paid such
sales charges to dealers,
which in turn paid commissions to salespersons and
incurred other distribution
costs.
PSI has advised the Fund that for the year ended
December 31, 1997, it received
approximately $274,100 and $200 in contingent
deferred sales charges imposed
upon certain redemptions by Class B and Class C
shareholders, respectively.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Fund, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Fund did not borrow any amounts pursuant to the
Agreement during the year ended
December 31, 1997. The Funds pay a commitment fee
at an annual rate of .055 of
1% on the unused portion of the credit facility.
The commitment fee is
--------------------------------------------------
------------------------------
                                       16

Notes to Financial Statements          PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------
accrued and paid quarterly on a pro rata basis by
the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the
year ended December 31, 1997,
the Fund incurred fees of approximately $413,100
for the services of PMFS. As of
December 31, 1997, $33,200 of such fees were due
to PMFS. Transfer agent fees
and expenses in the Statement of Operations
include certain out-of-pocket
expenses paid to non affiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 1997, were $237,337,219 and $315,859,062, respectively.
The federal income tax basis of the Fund's investments at December 31, 1997 was substantially the same as for financial reporting purposes and, accordingly, net and gross unrealized appreciation for federal income tax purposes was
$51,206,818.
The Fund utilized its capital loss carryforward of approximately $3,010,300 to offset net taxable gains recognized during the year ended December 31, 1997.
During the year ended December 31, 1997, the Fund entered into financial futures contracts. Details of open contracts at December
31, 1997 are as follows:

Value at
                                             Value
at        December         Unrealized
Number of                    Expiration
Trade            31,          Appreciation
Contracts        Type           Date
Date            1997         (Depreciation)
---------     -----------    -----------    ------
-----     -----------     --------------
                 Short
               Position:
                 U.S.
               Treasury
   100           Index        Mar. 1998
$11,825,000     $12,046,875       $ (221,875)
                 Long
               Position:
                 U.S.
               Treasury
   100           Index        Mar. 1998
12,203,125      12,312,500          109,375

--------------

$ (112,500)

--------------

--------------

Transactions in written options during the year ended December 31, 1997 were as follows:

                                      Number of
Premiums
                                      Contracts
Received
                                     -----------
----------
Options written...................        200
$ 92,000
Options terminated in closing
  purchase transactions...........       (200)
(92,000)
                                          ---
----------
Options outstanding at December
  31, 1997........................          0
$      0
                                          ---
----------
                                          ---
----------

--------------------------------------------------
----------
Note 5. Capital
The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year.
Class B shares will
automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.
There are 750 million shares of common stock, $.01 par value per share, authorized divided into three classes, designated
Class A, Class B and Class C
common stock, each of which consists of 250 million authorized shares.
Transactions in shares of common stock were as follows:

Class A                               Shares
Amount
---------------------------------   -----------
-------------
Year ended December 31, 1997:
Shares sold......................     7,770,406
$ 121,265,504
Shares issued in connection with
  the acquisition of Prudential
  Municipal Series Fund-Hawaii
  Income Series (Note 6).........       896,395
14,045,247
Shares issued in reinvestment of
  dividends and distributions....     1,127,948
17,779,927
Shares reacquired................   (12,541,415)
(197,015,549)
                                    -----------
-------------
Net decrease in shares
  outstanding before
  conversion.....................    (2,746,666)
(43,924,871)
Shares issued upon conversion
  from Class B...................     1,028,246
16,211,378
                                    -----------
-------------
Net decrease in shares
  outstanding....................    (1,718,420)
$ (27,713,493)
                                    -----------
-------------
                                    -----------
-------------

--------------------------------------------------
------------------------------
                                       17

Notes to Financial Statements          PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Class A                               Shares
Amount
---------------------------------   -----------
-------------
Year ended December 31, 1996:
Shares sold......................     7,874,132
$ 121,137,131
Shares issued in reinvestment of
  dividends and distributions....     1,069,965
16,527,402
Shares reacquired................   (12,415,345)
(191,331,476)
                                    -----------
-------------
Net decrease in shares
  outstanding before
  conversion.....................    (3,471,248)
(53,666,943)
Shares issued upon conversion
  from Class B...................     2,099,600
32,135,995
                                    -----------
-------------
Net decrease in shares
  outstanding....................    (1,371,648)
$ (21,530,948)
                                    -----------
-------------
                                    -----------
-------------
Class B
---------------------------------
Year ended December 31, 1997:
Shares sold......................       493,868
$   7,772,752
Shares issued in reinvestment of
  dividends and distributions....       319,319
5,042,204
Shares reacquired................    (1,812,567)
(28,445,531)
                                    -----------
-------------
Net decrease in shares
  outstanding before
  conversion.....................      (999,380)
(15,630,575)
Shares reacquired upon conversion
  into Class A...................    (1,025,835)
(16,211,378)
                                    -----------
-------------
Net decrease in shares
  outstanding....................    (2,025,215)
$ (31,841,953)
                                    -----------
-------------
                                    -----------
-------------
Year ended December 31, 1996:
Shares sold......................       698,535
$  10,812,210
Shares issued in reinvestment of
  dividends and distributions....       371,613
5,754,354
Shares reacquired................    (2,107,215)
(32,615,599)
                                    -----------
-------------
Net decrease in shares
  outstanding before
  conversion.....................    (1,037,067)
(16,049,035)
Shares reacquired upon conversion
  into Class A...................    (2,095,072)
(32,135,995)
                                    -----------
-------------
Net decrease in shares
  outstanding....................    (3,132,139)
$ (48,185,030)
                                    -----------
-------------
                                    -----------
-------------
Class C                               Shares
Amount
---------------------------------   -----------
-------------
Year ended December 31, 1997:
Shares sold......................        12,662
$     199,178
Shares issued in reinvestment of
  dividends and distributions....         1,717
27,181
Shares reacquired................       (12,783)
(201,432)
                                    -----------
-------------
Net increase in shares
  outstanding....................         1,596
$      24,927
                                    -----------
-------------
                                    -----------
-------------
Year ended December 31, 1996:
Shares sold......................        34,623
$     545,420
Shares issued in reinvestment of
  dividends and distributions....         1,490
23,026
Shares reacquired................       (11,778)
(180,524)
                                    -----------
-------------
Net increase in shares
  outstanding....................        24,335
$     387,922
                                    -----------
-------------
                                    -----------
-------------

--------------------------------------------------
----------
Note 6. Acquisition of Prudential Municipal Series
Fund--Hawaii Income Series
On June 27, 1997, the Fund acquired all the net
assets of Prudential Municipal
Series Fund--Hawaii Income Series ('Hawaii')
pursuant to a plan of
reorganization approved by Hawaii shareholders on
June 16, 1997. The acquisition
was accomplished by a tax-free exchange of 896,395
Class A shares of the Fund
(valued at $14,045,247 in the aggregate) for the
Class A, B and C shares of
Hawaii outstanding on June 27, 1997. Hawaii net
assets at that date
($14,045,247), including $731,983 of unrealized
appreciation, were combined with
those of the Fund. The aggregate net assets of the
Fund and Hawaii immediately
before the acquisition were $635,872,295 and
$14,045,247, respectively.
--------------------------------------------------
------------------------------
                                       18

Financial Highlights                   PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
--------

Year Ended December 31,

--------------------------------------------------
--------

1997         1996         1995        1994
1993

--------     --------     --------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year....................   $  15.56     $  15.98
$  14.42     $ 16.30     $ 15.94

--------     --------     --------     -------
-------
Income from investment operations
Net investment
income.................................
 .81(b)       .82(b)       .81(b)      .81
 .90
Net realized and unrealized gain (loss) on
investment

transactions......................................
 .        .67         (.42)        1.57
(1.78)       1.05

--------     --------     --------     -------
-------
   Total from investment
operations...................       1.48
 .40         2.38        (.97)       1.95

--------     --------     --------     -------
-------
Less distributions
Dividends from net investment
income..................       (.81)        (.82)
(.81)       (.81)       (.90)
Distributions in excess of net investment
income......       (.01)       --   (c)      (.01)
--          --
Distributions from net realized
gains.................       (.10)       --
--           (.10)       (.69)

--------     --------     --------     -------
-------
   Total
distributions................................
(.92)        (.82)        (.82)       (.91)
(1.59)

--------     --------     --------     -------
-------
Net asset value, end of
year..........................   $  16.12     $
15.56     $  15.98     $ 14.42     $ 16.30

--------     --------     --------     -------
-------

--------     --------     --------     -------
-------
TOTAL
RETURN(a):......................................
9.80%        2.66%       16.91%      (6.04)%
12.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).........................   $493,178
$502,739     $538,145     $12,721     $14,167
Average net assets
(000)..............................   $491,279
$508,159     $446,350     $14,116     $11,786
Ratios to average net assets:
   Expenses, including distribution
fees..............        .70%(b)      .68%(b)
 .75%(b)     .77%        .69%
   Expenses, excluding distribution
fees..............        .60%(b)      .58%(b)
 .65%(b)     .67%        .59%
   Net investment
income..............................
5.15%(b)     5.31%(b)     5.34%(b)    5.38%
5.49%
For Class A, B and C shares:
   Portfolio turnover
rate............................         38%
46%          98%        120%         82%

---------------
(a) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each year reported and includes
reinvestment of dividends and
    distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     19

Financial Highlights                   PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
----------

Year Ended December 31,

--------------------------------------------------
----------

1997         1996         1995         1994
1993

--------     --------     --------     --------
--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year....................   $  15.60     $  16.02
$  14.45     $  16.33     $  15.97

--------     --------     --------     --------
--------
Income from investment operations
Net investment
income.................................
 .75(b)       .76(b)       .76(b)       .75
 .84
Net realized and unrealized gain (loss) on
investment

transactions......................................
 .        .67         (.42)        1.58
(1.78)        1.05

--------     --------     --------     --------
--------
   Total from investment
operations...................       1.42
 .34         2.34        (1.03)        1.89

--------     --------     --------     --------
--------
Less distributions
Dividends from net investment
income..................       (.75)        (.76)
(.76)        (.75)        (.84)
Distributions in excess of net investment
income......       (.01)       --   (c)      (.01)
--           --
Distributions from net realized
gains.................       (.10)       --
--            (.10)        (.69)

--------     --------     --------     --------
--------
   Total
distributions................................
(.86)        (.76)        (.77)        (.85)
(1.53)

--------     --------     --------     --------
--------
Net asset value, end of
year..........................   $  16.16     $
15.60     $  16.02     $  14.45     $  16.33

--------     --------     --------     --------
--------

--------     --------     --------     --------
--------
TOTAL
RETURN(a):......................................
9.35%        2.26%       16.49%       (6.39)%
12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).........................   $141,528
$168,185     $222,865     $672,272     $848,299
Average net assets
(000)..............................   $151,938
$193,312     $252,313     $751,623     $854,919
Ratios to average net assets:
   Expenses, including distribution
fees..............       1.10%(b)     1.08%(b)
1.15%(b)     1.17%        1.09%
   Expenses, excluding distribution
fees..............        .60%(b)      .58%(b)
 .65%(b)      .67%         .59%
   Net investment
income..............................
4.75%(b)     4.91%(b)     4.96%(b)     4.96%
5.09%

---------------
(a)Total return does not consider the effects of
sales loads. Total return is
   calculated assuming a purchase of shares on the
first day and a sale on the
   last day of each year reported and includes
reinvestment of dividends and
   distributions.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     20

Financial Highlights                   PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------

Class C

--------------------------------------------------
--

August 1,

1994(e)

Year Ended December 31,             through

-----------------------------------     December
31,

1997        1996          1995             1994

-------     ------     ------------     ----------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period..................   $ 15.60     $16.02
$14.44           $15.13

-------     ------         -----            -----
Income from investment operations
Net investment
income.................................
 .71(b)     .72(b)        .72(b)           .29
Net realized and unrealized gain (loss) on
investment

transactions......................................
 .       .67       (.42)         1.59
(.69)

-------     ------         -----            -----
   Total from investment
operations...................      1.38        .30
2.31             (.40)

-------     ------         -----            -----
Less distributions
Dividends from net investment
income..................      (.71)      (.72)
(.72)            (.29)
Distributions in excess of net investment
income......      (.01)      --  (c)       (.01)
--
Distributions from net realized
gains.................      (.10)      --
--               --

-------     ------         -----            -----
   Total
distributions................................
(.82)      (.72)         (.73)            (.29)

-------     ------         -----            -----
Net asset value, end of
period........................   $ 16.16
$15.60        $16.02           $14.44

-------     ------         -----            -----

-------     ------         -----            -----
TOTAL
RETURN(a):......................................
9.08%      2.01%        16.22%           (2.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000).......................      $825       $772
$403             $141
Average net assets
(000)..............................      $758
$674          $247             $103
Ratios to average net assets:
   Expenses, including distribution
fees..............      1.35%(b)   1.33%(b)
1.40%(b)         1.51%(d)
   Expenses, excluding distribution
fees..............       .60%(b)    .58%(b)
 .65%(b)          .76%(d)
   Net investment
income..............................      4.50%(b)
4.67%(b)      4.66%(b)         4.84%(d)

---------------
(a)Total return does not consider the effects of
sales loads. Total return is
   calculated assuming a purchase of shares on the
first day and a sale on the
   last day of each period reported and includes
reinvestment of dividends and
   distributions. Total returns for periods of
less than a full year are not
   annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
(e) Commencement of offering of Class C shares.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     21

Report of Independent Accountants      PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------
To the Board of Directors and Shareholders of
Prudential National Municipals Fund, Inc.
In our opinion, the accompanying statement of
assets and liabilities, including
the portfolio of investments, and the related
statements of operations and of
changes in net assets and the financial highlights
present fairly, in all
material respects, the financial position of
Prudential National Municipals
Fund, Inc. (the 'Fund') at December 31, 1997, the
results of its operations for
the year then ended, the changes in its net assets
for each of the two years in
the period then ended and the financial highlights
for each of the periods
presented, in conformity with generally accepted
accounting principles. These
financial statements and financial highlights
(hereafter referred to as
'financial statements') are the responsibility of
the Fund's management; our
responsibility is to express an opinion on these
financial statements based on
our audits. We conducted our audits of these
financial statements in accordance
with generally accepted auditing standards which
require that we plan and
perform the audit to obtain reasonable assurance
about whether the financial
statements are free of material misstatement. An
audit includes examining, on a
test basis, evidence supporting the amounts and
disclosures in the financial
statements, assessing the accounting principles
used and significant estimates
made by management, and evaluating the overall
financial statement presentation.
We believe that our audits, which included
confirmation of securities at
December 31, 1997 by correspondence with the
custodian and brokers and the
application of alternative auditing procedures
where confirmations from brokers
were not received, provide a reasonable basis for
the opinion expressed above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
February 13, 1998
--------------------------------------------------
------------------------------
                                       22

Tax Information                        PRUDENTIAL
NATIONAL MUNICIPALS FUND, INC.
--------------------------------------------------
------------------------------
We are required by the Internal Revenue Code to
advise you within 60 days of the
Fund's fiscal year end (December 31, 1997) as to
the federal tax status of
dividends paid by the Fund during such fiscal
year. Accordingly, we are advising
you that in the fiscal year ended December 31,
1997, dividends paid from net
investment income totalling $.81 per Class A
share, $.75 per Class B share and
$.71 per Class C shares were all federally tax-
exempt interest dividends. In
addition, the Fund paid an ordinary distribution
of $.005 per share (taxable as
ordinary income) and a long-term capital gain
distribution of $.104 of which
$.063 is taxable at 28% and $.041 is taxable at
20%.
The portion of your dividends which may be subject
to the Alternative Minimum
Tax (AMT) as well as information with respect to
the state taxability of your
investment in the Fund was sent to you under
separate cover.
For the purpose of preparing your annual federal
income tax return, however, you
should report the amounts as reflected on the
appropriate Form 1099-DIV or
substitute 1099-DIV.
--------------------------------------------------
------------------------------

Comparing A $10,000 Investment.
---------------------------------------------
Prudential National Municipals Fund, Inc. vs.
the Lehman Bros. General Municipal Bond Index.

--Prudential National Municipals Fund, Inc.
//Lehman Bros. General Municipal Bond Index


Average Annual
Total Returns
------------------------
With Sales Load
7.51% Since Inception (7.50%)
6.23% for 5 Years (6.20%)
6.50% for 1 Year (6.44%)
                                        Class A
(GRAPH)
Without Sales Load
7.93% Since Inception (7.91%)
6.88% for 5 Years (6.85%)
9.80% for 1 Year (9.73%)


Average Annual
Total Returns
-------------------
With Sales Load
8.77% Since Inception
7.69% for 10 Years (7.68%)
6.31% for 5 Years (6.28%)
4.35% for 1 Year (4.28%)
                                        Class B
(GRAPH)
Without Sales Load
8.77% Since Inception
7.69% for 10 Years (7.68%)
6.46% for 5 Years (6.44%)
9.35% for 1 Year (9.28%)


Average Annual
Total Returns
------------------
With Sales Load
6.98% Since Inception (6.94%)
8.08% for 1 Year (8.01%)
                                        Class C
(GRAPH)
Without Sales Load
6.98% Since Inception (6.94%)
9.08% for 1 Year (9.01%)

Past performance is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. The boxes on top of the charts are designed to give you an idea how much the Fund's returns can fluctuate from year to year by measuring the best and worst years in terms of total annual return since inception of Class A and Class C shares, and 10 years for Class
B shares.

These graphs are furnished to you in accordance with SEC regulations.
They compare a $10,000 investment in the Prudential National
Municipals Fund (Class A, Class B and Class C) with a similar investment in the Lehman Brothers General
Municipal Bond Index
by portraying the initial account values at the commencement of operations of Class A and Class C shares and for 10 years for the
Class B shares, and subsequent account values at the end of this reporting period (December 31, 1997), as measured on a quarterly basis, beginning in 1990 for Class A shares, in 1987 for Class B shares and in 1994 for Class C shares. For purposes of the graphs, and unless otherwise indicated, in the accompanying tables it has been assumed (a) that the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares;
(b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class
B and Class C
shares, assuming full redemption on December 31, 1997; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
Class B shares
will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase. This conversion feature is not reflected in the graph. Without waiver of management fees and/or expense subsidization, the Fund's return would have been lower as indicated by the numbers in the () parentheses.

The Index is a weighted index of 21,000 municipal bonds (general obligation bonds, revenue bonds, insured bonds and prerefunded bonds) selected by Lehman Brothers as representative of the long-term investment grade municipal bond market. The Index is unmanaged and includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the
Fund. The Index is not the only one that may be used to characterize performance of municipal bond funds and other indexes may portray different comparative performance.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

743918203   MF104E
743918104   Cat. #4303159
743918302